RESTRUCTURING COSTS	12 Months Ended
Dec. 31, 2013
Restructuring Costs [Abstract]
RESTRUCTURING COST
20.	RESTRUCTURING COSTS

In 2012, the Company announced its plan to move its operations to the U.S. in order to be closer to its customers and to have access to critical suppliers and personnel.  The Company expects to incur total costs of approximately $6.8 million related to this activity.  These costs comprised of approximately $1.1 million for one-time employee termination benefits, approximately $2.1 million for contract termination costs and approximately $3.6 million for other associated costs such as moving expenses.  Since the inception of the program, the Company has incurred a total of $1.1 million of one-time employee termination costs, $2.1 million of contract termination costs and $3.4 million of other associated costs.  Adjustments are primarily the reversal of prior period accruals for employee severance and retention.  The accruals were no longer necessary because the employees voluntarily terminated their employment before the retention and severance date. The following is a roll-forward of the accrued liability related to restructuring costs for the year:

	One-time employee termination benefits	Contract termination costs	Other associated costs

Balance as of December 31, 2011	$-	$-	$-
Incurred	1,383	-	72
Paid	(42)	-	-
Adjustments	-	-	-
Balance as of December 31, 2012	$1,341	$-	$72
Incurred	-	2,125	3,619
Paid	(879)	-	(2,800)
Adjustments	(305)	-	(261)
Balance as of December 31, 2013	$157	$2,125	$630

The following is a summary of costs by income statement classification for the year ended December 31, 2013:

	One-time employee termination benefits	Contract termination costs	Other associated costs

Administrative	$(66)	$2,125	$1,112
Sales and marketing	-	-	18
Customer support and operations	(69)	-	715
Research and development	(170)	-	1,513
Total	$(305)	$2,125	$3,358

 The following is a summary of costs by income statement classification for the year ended December 31, 2012:

	One-time employee termination benefits	Contract termination costs	Other associated costs

Administrative	$279	$-	$21
Sales and marketing	41	-	-
Customer support and operations	643	-	22
Research and development	420	-	29
Total	$1,383	$-	$72